Note 14 - Restructured Debt Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes to Financial Statements
Long-Term Debt [Text Block]

Note 14 – Restructured Debt Liability

On October 27, 2017, we and Deerfield entered into the Milestone Agreement pursuant to which (i) promissory notes evidencing a loan with affiliates of Deerfield in the aggregate principal amount of $25.0 million and (ii) and certain warrants to purchase shares of our common stock held by Deerfield were cancelled in consideration for (x) a cash payment in the aggregate amount of $2.5 million, (y) a certain number of shares of common stock, representing 2% of fully-diluted shares outstanding (as defined in the Milestone Agreement) on the closing date, and (z) the right to receive certain milestone payments, or Milestone Payments, based on achievement of specified AEROSURF development and commercial milestones, which, if achieved, could potentially total up to $15.0 million. In addition, a related security agreement, pursuant to which Deerfield held a security interest in substantially all of our assets, was terminated. We established a $15.0 million long-term liability for the contingent milestone payments potentially due to Deerfield under the Milestone Agreement. The liability was recorded at the full value of the contingent milestones and was to be carried at full value until the milestones were achieved and paid or the milestones were not achieved and the liability was written off as a gain on debt extinguishment. As of December 31, 2023 the restructured debt liability balance was $15.0 million.

On January 24, 2024, we and Deerfield entered into an Exchange and Termination Agreement wherein Deerfield agreed to terminate its rights to receive the Milestone Payments.

Pursuant to the Exchange and Termination Agreement, Deerfield agreed to terminate its rights to receive the Milestone Payments and all related rights and obligations in respect of such Milestone Payments in exchange for (i) cash in the aggregate amount of $0.2 million, $0.1 million of which was paid in January 2024 and $0.1 million of which was paid in September 2024, and (ii) an aggregate of 676 shares of our common stock, par value $0.001 per share. The shares of the common stock were issued to Deerfield in a transaction exempt from registration pursuant Section 4(a)(2) of the Securities Act of 1933.

Contemporaneously with the execution of the Exchange and Termination Agreement, we and Deerfield entered into a Registration Rights Agreement pursuant to which we agreed to, among other matters, register for resale with the SEC the shares of the common stock issued to Deerfield pursuant to the Exchange and Termination Agreement. On February 14, 2024, we filed a resale registration statement on Form S-3 (File No. 333-277073) with respect to 676 shares of our common stock, which was amended on April 17, 2024. Such resale registration statement was declared effective by the SEC on April 19, 2024.

The Exchange and Termination Agreement was accounted for as an extinguishment of debt in accordance with ASC Topic 470, Debt – Modifications and Extinguishments, and, as a result, we recognized a $14.5 million non-cash gain on debt extinguishment during the three months ended March 31, 2024 consisting of the difference between the $15.0 million of the extinguished Milestone Payments and the consideration to Deerfield under the Exchange and Termination Agreement, which includes $0.2 million in cash and $0.3 million in fair value of common stock issued to Deerfield.

Note 14 – Restructured Debt Liability

On October 27, 2017, we and Deerfield entered into the Milestone Agreement pursuant to which (i) promissory notes evidencing a loan with affiliates of Deerfield in the aggregate principal amount of $25.0 million and (ii) certain warrants to purchase shares of our common stock held by Deerfield were cancelled in consideration for (x) a cash payment in the aggregate amount of $2.5 million, (y) a certain number of shares of common stock representing 2% of fully-diluted shares outstanding (as defined in the Milestone Agreement) on the closing date, and (z) the right to receive certain milestone payments, or Milestone Payments, based on achievement of specified AEROSURF development and commercial milestones, which, if achieved, could potentially total up to $15.0 million. In addition, a related security agreement, pursuant to which Deerfield held a security interest in substantially all of our assets, was terminated. We established a $15.0 million long-term liability for the contingent milestone payments potentially due to Deerfield under the Milestone Agreement. The liability was recorded at the full value of the contingent milestones and was to be carried at full value until the milestones were achieved and paid or the milestones were not achieved and the liability was written off as a gain on debt extinguishment. As of December 31, 2023, the restructured debt liability balance was $15.0 million.

On January 24, 2024, we and Deerfield entered into an Exchange and Termination Agreement wherein Deerfield agreed to terminate its rights to receive the Milestone Payments.

Pursuant to the Exchange and Termination Agreement, Deerfield agreed to terminate its rights to receive the Milestone Payments and all related rights and obligations in respect of such Milestone Payments in exchange for (i) cash in the aggregate amount of $0.2 million, $0.1 million of which was paid in January 2024 and $0.1 million of which was paid in September 2024, and (ii) an aggregate of 676 shares of our common stock, par value $0.001 per share. The shares of the common stock were issued to Deerfield in a transaction exempt from registration pursuant Section 4(a)(2) of the Securities Act of 1933.

Contemporaneously with the execution of the Exchange and Termination Agreement, we and Deerfield entered into a Registration Rights Agreement pursuant to which we have agreed to, among other matters, register for resale with the SEC the shares of the common stock issued to Deerfield pursuant to the Exchange and Termination Agreement. On February 14, 2024, we filed a resale registration statement on Form S-3 (File No. 333-277073) with respect to 676 shares of our common stock, which was amended on April 17, 2024. Such resale registration statement was declared effective by the SEC on April 19, 2024.

The Exchange and Termination Agreement was accounted for as an extinguishment of debt in accordance with ASC Topic 470, Debt – Modifications and Extinguishments, and, as a result, we recognized a $14.5 million non-cash gain on debt extinguishment for the year ended December 31, 2024 consisting of the difference between the $15.0 million of the extinguished Milestone Payments and the consideration to Deerfield under the Exchange and Termination Agreement, which includes $0.2 million in cash and $0.3 million in fair value of common stock issued to Deerfield.